Investment Securities	12 Months Ended
Mar. 31, 2013
Investment Securities

6. Investment Securities

Investment securities at March 31, 2013 and 2012, primarily consisted of securities available for sale.

Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2013 and 2012, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2013
Investment securities:
Marketable equity securities available for sale	¥17,915	¥33,047	¥8	¥50,954

Other investment securities at cost	8,325

	¥26,240

At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

Other investment securities primarily include non-marketable equity securities.

Proceeds from the sale of investment securities available for sale were ¥3,766 million, ¥1,757 million and ¥2,132 million for the years ended March 31, 2013, 2012 and 2011, respectively.

Impairment loss and net gain (loss) from sale of investment securities available for sale during the years ended March 31, 2013, 2012 and 2011, amounted to losses of ¥3,058 million, ¥2,516 million and ¥54 million, respectively. Such losses were included in other expense, net in the accompanying consolidated statements of income. The cost of the investment securities sold was computed based on the average cost method.

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31,2013 and 2012, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2013
Investment securities:
Marketable equity securities available for sale	¥190	¥8	¥—	¥—	¥190	¥8

At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

Komatsu judged the decline in fair value of investment securities at year end to be temporary, by considering such factors as financial and operating condition of issuer, the industry in which the issuer operates and other relevant factors.